Other Current Assets - Schedule of Other Current Assets (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Other Current Assets [Abstract]
Other receivables	$ 778	$ 1,000	$ 75,143	$ 14,894
GST receivables				11,201
Deposits	87,681	112,745	128,775	98,468
Prepaid insurance	7,425	9,547	4,926	7,493
Other current assets	$ 95,884	$ 123,292	$ 208,844	$ 132,056